Commitments (Details Narrative) - CAD ($)	1 Months Ended
	Jan. 31, 2022	Feb. 28, 2017
Commitments
Lease Term	five years	five years
Commencement Date Of Lease	Sep. 01, 2022	Aug. 01, 2017
Basic Rent Per Year For 1 To 2 Year	$ 84,700
Basic Rent Per Year For 3 To 4 Year	87,300
Basic Rent Per Year For Year 5	$ 89,900